Schedule of Restricted Stock Award Activity (Details) - $ / shares shares in Thousands			6 Months Ended	12 Months Ended
	Jun. 07, 2024	Sep. 22, 2023	Jun. 30, 2024	Dec. 31, 2023
Liability Related To Sale Of Future Revenue
Number of Awards, Outstanding			74,545
Weighted Average Grant Date Fair Value, Outstanding			$ 5.51
Number of Award Granted			74,544	74,545
Weighted Average Grant Date Fair Value Per Unit Granted	$ 2.84	$ 5.51	$ 2.84	$ 5.51
Number of Award Cancelled/forfeited			74,545
Weighted Average Grant Date Fair Value Per Unit Cancelled/forfeited			$ 5.51
Number of Award Vested			74,544
Weighted Average Grant Date Fair Value Per Unit Vested			$ 2.84
Number of Awards, Outstanding				74,545
Weighted Average Grant Date Fair Value, Outstanding				$ 5.51